Shareholders' Equity and Share-based Compensation (Tables)	12 Months Ended
Sep. 29, 2012
Components of Accumulated Other Comprehensive Income, Net of Taxes

The following table shows the components of AOCI, net of taxes, as of September 29, 2012 and September 24, 2011 (in millions):

	2012	2011
Net unrealized gains/losses on marketable securities	$731	$130
Net unrecognized gains/losses on derivative instruments	(240)	290
Cumulative foreign currency translation	8	23

Accumulated other comprehensive income	$499	$443

Other Comprehensive Income Related to Derivatives

The following table shows activity in other comprehensive income related to derivatives, net of taxes, held by the Company during 2012, 2011, and 2010 (in millions):

	2012	2011	2010
Change in fair value of derivatives	$(131)	$92	$(180)
Adjustment for net gains/losses realized and included in net income	(399)	450	(73)

Change in unrecognized gains/losses on derivative instruments	$(530)	$542	$(253)

Restricted Stock Activity

A summary of the Company’s RSU activity and related information for 2012, 2011, and 2010, is as follows:

	Number of RSUs (in thousands)	Weighted- Average Grant Date Fair Value	Aggregate Intrinsic Value (in millions)
Balance at September 26, 2009	12,263	$122.52
RSUs granted	6,178	$214.37
RSUs vested	(4,685)	$119.85
RSUs cancelled	(722)	$147.56

Balance at September 25, 2010	13,034	$165.63
RSUs granted	6,667	$312.63
RSUs vested	(4,513)	$168.08
RSUs cancelled	(742)	$189.08

Balance at September 24, 2011	14,446	$231.49
RSUs granted	7,799	$431.35
RSUs vested	(6,305)	$205.27
RSUs cancelled	(935)	$256.01

Balance at September 29, 2012	15,005	$344.87	$10,010

Stock Option and Related Information

A summary of the Company’s stock option activity and related information for 2012, 2011, and 2010, is as follows:

	Outstanding Options
	Number of Options (in thousands)	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in millions)

Balance at September 26, 2009	34,375	$81.17
Options granted	34	$202.00
Options assumed	98	$11.99
Options cancelled	(430)	$136.27
Options exercised	(12,352)	$62.69

Balance at September 25, 2010	21,725	$90.46
Options granted	1	$342.62
Options cancelled	(163)	$128.42
Options exercised	(9,697)	$67.63

Balance at September 24, 2011	11,866	$108.64
Options assumed	41	$30.86
Options cancelled	(25)	$103.22
Options exercised	(5,337)	$84.85

Balance at September 29, 2012	6,545	$127.56	1.9	$3,531

Exercisable at September 29, 2012	6,505	$128.03	1.8	$3,507
Expected to vest after September 29, 2012	40	$51.07	6.7	$24

Summary of Share-Based Compensation Expense

The following table shows a summary of the share-based compensation expense included in the Consolidated Statements of Operations for 2012, 2011, and 2010 (in millions):

	2012	2011	2010
Cost of sales	$265	$200	$151
Research and development	668	450	323
Selling, general and administrative	807	518	405

Total share-based compensation expense	$1,740	$1,168	$879